Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Developing Markets Trust
Entity Central Index Key	0000878087
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Class A
Trading Symbol	TEDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$143	1.38%
[1]
Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Templeton Developing Markets Trust returned 7.39%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	7.39	0.96	3.96
Class A (with sales charge)	1.50	-0.18	3.38
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,171,836,206
Holdings Count | $ / shares	86	[2]
Advisory Fees Paid, Amount	$ 10,649,959
Investment Company Portfolio Turnover	17.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,171,836,206
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$10,649,959
Portfolio Turnover Rate	17.75%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Class C
Trading Symbol	TDMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$220	2.13%
[3]
Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Templeton Developing Markets Trust returned 6.62%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	6.62	0.20	3.18
Class C (with sales charge)	5.62	0.20	3.18
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,171,836,206
Holdings Count | $ / shares	86	[4]
Advisory Fees Paid, Amount	$ 10,649,959
Investment Company Portfolio Turnover	17.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,171,836,206
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$10,649,959
Portfolio Turnover Rate	17.75%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Class R
Trading Symbol	TDMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$169	1.63%
[5]
Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Templeton Developing Markets Trust returned 7.16%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	7.16	0.72	3.71
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,171,836,206
Holdings Count | $ / shares	86	[6]
Advisory Fees Paid, Amount	$ 10,649,959
Investment Company Portfolio Turnover	17.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,171,836,206
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$10,649,959
Portfolio Turnover Rate	17.75%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Class R6
Trading Symbol	FDEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$105	1.01%
[7]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Templeton Developing Markets Trust returned 7.80%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	7.80	1.35	4.38
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,171,836,206
Holdings Count | $ / shares	86	[8]
Advisory Fees Paid, Amount	$ 10,649,959
Investment Company Portfolio Turnover	17.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,171,836,206
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$10,649,959
Portfolio Turnover Rate	17.75%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Advisor Class
Trading Symbol	TDADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$117	1.13%
[9]
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Templeton Developing Markets Trust returned 7.67%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, information technology, consumer discretionary and financials were the largest absolute contributors.
↑	Taiwan, China and India.
↑	TSMC, a Taiwanese semiconductor manufacturer, was the largest driver of performance driven by optimism on demand growth for artificial intelligence (AI) chips as well as strong quarterly results.

Top detractors from performance:
↓	By sector, materials, health care and industrials were the largest absolute detractors.
↓	South Korea, Brazil and Mexico.
↓	Samsung Electronics, a South-Korean consumer electronics company, faced some challenges such as weakening chip prices and concerns that the company is lagging its rivals in the AI segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	7.67	1.22	4.22
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,171,836,206
Holdings Count | $ / shares	86	[10]
Advisory Fees Paid, Amount	$ 10,649,959
Investment Company Portfolio Turnover	17.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,171,836,206
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$10,649,959
Portfolio Turnover Rate	17.75%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.